Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, net	$ 678	$ 581
Construction in Progress, Gross	5	32
Property, plant and equipment - net	90	85
Depreciation expense	$ 182	171	$ 176
Buildings
Property, Plant and Equipment [Line Items]
Estimated life in years	40 years
Terminals and systems
Property, Plant and Equipment [Line Items]
Estimated life in years	10 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated life in years	5 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated life in years	10 years
Systems & Equipment, net
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	$ 2,519	2,247
Accumulated depreciation	(1,841)	(1,666)
Systems, equipment and other assets related to contracts, net	678	581
Systems & Equipment, net | Land
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	0	0
Systems & Equipment, net | Buildings
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	0	0
Systems & Equipment, net | Terminals and systems
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	2,249	2,048
Systems & Equipment, net | Furniture and equipment
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	153	146
Systems & Equipment, net | Construction in progress
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	118	53
PPE, net
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	283	338
Accumulated depreciation	(194)	(254)
Property, plant and equipment - net	90	85
PPE, net | Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1	1
PPE, net | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14	13
PPE, net | Terminals and systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	0
PPE, net | Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 264	$ 292